Segment Information - Summary of Segment Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [Line Items]
Operating revenues	₩ 23,436,050	₩ 23,546,929	₩ 23,164,202
Operating income (loss)	1,100,860	1,069,092	1,383,104
Depreciation and Amortization	3,281,732	3,364,502	3,345,266
Operating segments [member]
Disclosure of operating segments [Line Items]
Operating revenues	27,172,293	27,217,843	26,742,436
Operating income (loss)	1,153,167	1,112,554	1,421,977
Depreciation and Amortization	3,274,769	3,356,126	3,337,353
Operating segments [member] | Marketing/Customer [member]
Disclosure of operating segments [Line Items]
Operating revenues	14,061,629	16,242,552	16,187,739
Operating income (loss)	886,515	1,018,593	1,093,377
Depreciation and Amortization	2,293,809	2,895,930	2,870,161
Operating segments [member] | Finance [member]
Disclosure of operating segments [Line Items]
Operating revenues	3,560,417	3,637,917	3,577,549
Operating income (loss)	145,463	205,678	208,566
Depreciation and Amortization	22,504	28,827	28,868
Operating segments [member] | Satellite TV [member]
Disclosure of operating segments [Line Items]
Operating revenues	690,821	685,822	668,945
Operating income (loss)	66,735	75,373	79,987
Depreciation and Amortization	98,310	99,216	98,895
Operating segments [member] | Corporate customer business [member]
Disclosure of operating segments [Line Items]
Operating revenues	2,509,880
Operating income (loss)	208,584
Depreciation and Amortization	546,635
Operating segments [member] | Others [member]
Disclosure of operating segments [Line Items]
Operating revenues	6,349,546	6,651,552	6,308,203
Operating income (loss)	(154,130)	(187,090)	40,047
Depreciation and Amortization	313,511	332,153	339,429
Elimination [member]
Disclosure of operating segments [Line Items]
Operating revenues	(3,736,243)	(3,670,914)	(3,578,234)
Operating income (loss)	(52,307)	(43,462)	(38,873)
Depreciation and Amortization	₩ 6,963	₩ 8,376	₩ 7,913